Commitments and Contingencies - Additional Information (Details) - USD ($) shares in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Apr. 07, 2022	Jun. 24, 2021
Product Liability Contingency [Line Items]
Royalty payments	$ 4,600,000
Loss on Inventory Purchase Commitments [Abstract]
Losses on inventory purchase commitments	$ 0	$ 2,700,000
Common Class A [Member]
Loss Contingency, Information about Litigation Matters [Abstract]
Increase in number of authorized shares				1.3
Common Class A [Member] | Letter Issued by General Corporation Law of State of Delaware For Shares Not Approved [Member]
Loss Contingency, Information about Litigation Matters [Abstract]
Increase in number of authorized shares			1.3